Principal changes in the scope of consolidation in 2022 (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of Provisional Purchase Price Allocation
The final purchase price allocation led to the recognition of €609 million of goodwill, determined as follows:

(€ million)	Fair value at acquisition date
Other intangible assets	493
Other current and non-current assets and liabilities	(13)
Cash and cash equivalents	118
Deferred taxes, net	(81)
Net assets of Amunix	517
Goodwill	609
Purchase price	1,126
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €2,118 million:

(€ million)	Fair value at acquisition date
Other intangible assets	396
Deferred tax liabilities	(93)
Other current and non-current assets and liabilities	235
Cash and cash equivalents	247
Shire contingent consideration liability (see Note D.18.)	(323)
Net assets of Translate Bio	462
Goodwill	2,118
Purchase price	2,580
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €912 million:

(€ million)	Fair value at acquisition date
Other intangible assets	2,534
Other current and non-current assets and liabilities	(38)
Cash and cash equivalents	186
Net deferred tax position	(436)
Net assets of Principia	2,246
Goodwill	912
Purchase price	3,158
The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €930 million:

(€ million)	Fair value at acquisition date
Other intangible assets	1,549
Other current and non-current assets and liabilities	36
Net deferred tax position	(269)
Net assets of Synthorx	1,316
Goodwill	930
Purchase price	2,246